Financial instruments - Narratives (Details) - HKD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Current trade receivables	$ 166,068	$ 0
Bank deposits	561,152,523	247,297,181
Measured For Credit Loss
Disclosure of financial assets [line items]
Current trade receivables	166,068	0
Deposits and other receivables	4,063,825	1,945,968
Receivables due from related parties	335,763	138,171
Bank deposits	622,183,633	629,407,636
Hong Kong, Dollars | Measured For Credit Loss
Disclosure of financial assets [line items]
Bank balances and deposits	618,939,689	627,312,592
China, Yuan Renminbi | Measured For Credit Loss
Disclosure of financial assets [line items]
Bank balances and deposits	$ 2,527,104	$ 891,261